Annual Fund Operating Expenses - INVESCO GROWTH AND INCOME FUND	Dec. 17, 2021
Class A
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.80%
Class C
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	0.95%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.50%
Class R
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.05%
Class Y
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.55%
Class R5
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.47%
Class R6
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.40%